INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.0%
	AEROSPACE & DEFENSE - 2.2%
3,696	HEICO Corporation	$ 623,552
1,540	Teledyne Technologies, Inc.(a)	644,182
770	TransDigm Group, Inc. (a)	695,965
		1,963,699
	APPAREL & TEXTILE PRODUCTS - 0.7%
8,470	Columbia Sportswear Company	621,190

	ASSET MANAGEMENT - 0.7%
10,472	Charles Schwab Corporation (The)	619,419

	AUTOMOTIVE - 0.7%
19,404	Gentex Corporation	633,735

	BANKING - 2.1%
6,468	Cullen/Frost Bankers, Inc.	611,420
462	First Citizens BancShares, Inc., Class A	628,505
27,412	ICICI Bank Ltd. - ADR	635,136
		1,875,061
	BIOTECH & PHARMA - 0.7%
8,932	Dr Reddy's Laboratories Ltd. - ADR	607,197

	CHEMICALS - 0.7%
4,774	Westlake Corporation	625,299

	COMMERCIAL SUPPORT SERVICES - 1.3%
1,232	Cintas Corporation	621,138
15,246	Rollins, Inc.	603,284
		1,224,422
	CONSTRUCTION MATERIALS - 1.3%
2,310	Carlisle Companies, Inc.	607,576
1,386	Martin Marietta Materials, Inc.	618,724
		1,226,300
	ELECTRICAL EQUIPMENT - 2.1%
7,392	Amphenol Corporation, Class A	653,305

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.0% (Continued)
	ELECTRICAL EQUIPMENT - 2.1% (Continued)
13,398	Cognex Corporation	$ 630,778
2,464	Littelfuse, Inc.	658,085
		1,942,168
	ENGINEERING & CONSTRUCTION - 1.4%
2,926	EMCOR Group, Inc.	656,155
3,850	Tetra Tech, Inc.	605,798
		1,261,953
	ENTERTAINMENT CONTENT - 0.7%
6,160	NetEase, Inc. - ADR	637,437

	FOOD - 0.7%
10,010	Darling Ingredients, Inc.(a)	618,218

	HEALTH CARE FACILITIES & SERVICES - 2.1%
1,232	Chemed Corporation	630,094
2,464	ICON PLC(a)	640,492
2,002	Molina Healthcare, Inc.(a)	620,860
		1,891,446
	HOME CONSTRUCTION - 0.5%
77	NVR, Inc.(a)	491,054

	INDUSTRIAL REIT - 0.7%
3,542	EastGroup Properties, Inc.	636,249

	INDUSTRIAL SUPPORT SERVICES - 2.2%
11,088	Fastenal Company	638,447
11,242	RB Global, Inc.	693,857
1,848	Watsco, Inc.	673,688
		2,005,992
	INSURANCE - 1.3%
8,778	Brown & Brown, Inc.	650,449
10,010	W R Berkley Corporation	619,219
		1,269,668

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.0% (Continued)
	LEISURE FACILITIES & SERVICES - 0.7%
6,006	Texas Roadhouse, Inc.	$ 625,225

	MACHINERY - 3.5%
8,316	Graco, Inc.	656,466
3,388	Lincoln Electric Holdings, Inc.	652,054
4,312	Middleby Corporation (The)(a)	627,784
2,310	Snap-on, Inc.	620,466
6,314	Toro Company (The)	646,048
		3,202,818
	MEDICAL EQUIPMENT & DEVICES - 2.0%
8,008	Edwards Lifesciences Corporation(a)	612,372
1,232	IDEXX Laboratories, Inc.(a)	630,057
1,540	West Pharmaceutical Services, Inc.	626,626
		1,869,055
	RESIDENTIAL REIT - 0.7%
4,466	Mid-America Apartment Communities, Inc.	648,598

	RETAIL - DISCRETIONARY - 3.6%
308	AutoZone, Inc.(a)	779,649
4,004	Genuine Parts Company	615,535
2,002	Lithia Motors, Inc.	616,656
3,696	Penske Automotive Group, Inc.	607,253
2,926	Tractor Supply Company	639,331
		3,258,424
	SEMICONDUCTORS - 2.1%
3,542	Analog Devices, Inc.	643,865
6,006	Skyworks Solutions, Inc.	653,092
6,930	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	648,440
		1,945,397
	SOFTWARE - 2.0%
4,774	Check Point Software Technologies Ltd.(a)	642,533
2,926	Nice Ltd. - ADR(a)	569,985
1,232	Roper Technologies, Inc.	614,842
		1,827,360

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.0% (Continued)
	TECHNOLOGY SERVICES - 5.0%
1,848	CACI International, Inc., Class A(a)	$ 606,162
9,086	Cognizant Technology Solutions Corporation, Class A	650,648
8,008	CoStar Group, Inc.(a)	656,576
2,618	EPAM Systems, Inc.(a)	678,036
770	Fair Isaac Corporation(a)	696,534
2,618	MarketAxess Holdings, Inc.	630,755
5,082	Paychex, Inc.	621,173
		4,539,884
	TRANSPORTATION & LOGISTICS - 5.5%
5,544	Canadian National Railway Company	624,310
8,008	Canadian Pacific Kansas City Ltd.	635,675
20,790	CSX Corporation	627,858
5,544	Expeditors International of Washington, Inc.	647,039
2,310	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	628,967
3,234	JB Hunt Transport Services, Inc.	607,604
3,234	Landstar System, Inc.	613,846
1,540	Old Dominion Freight Line, Inc.	658,149
		5,043,448
	TRANSPORTATION EQUIPMENT - 0.7%
7,392	PACCAR, Inc.	608,288

	WHOLESALE - DISCRETIONARY - 2.1%
14,476	Copart, Inc.(a)	648,960
12,012	LKQ Corporation	630,990
1,694	Pool Corporation	619,326
		1,899,276

	TOTAL COMMON STOCKS (Cost $42,381,635)	45,618,280

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
EXCHANGE-TRADED FUND — 49.2%
FIXED INCOME - 49.2%
891,550	WisdomTree Floating Rate Treasury Fund (Cost $44,973,699)	$ 44,880,627

	TOTAL INVESTMENTS - 99.2% (Cost $87,355,334)	$ 90,498,907
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	701,553
	NET ASSETS - 100.0%	$ 91,200,460

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
(a)	Non-income producing security.